Average Annual Total Returns - Invesco MSCI Global Timber ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI ACWI IMI Timber Select Capped Index (Net)(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 1 Year		MSCI ACWI IMI Timber Select Capped Index (Net)(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI ACWI IMI Timber Select Capped Index (Net)(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 10 Years	Blended—MSCI ACWI IMI Timber Select Capped Index (Net)(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 1 Year		Blended—MSCI ACWI IMI Timber Select Capped Index (Net)(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 5 Years		Blended—MSCI ACWI IMI Timber Select Capped Index (Net)(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 10 Years		MSCI World Index (Net)(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI World Index (Net)(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI World Index (Net)(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 10 Years
Total	18.12%	9.73%	7.23%	17.75%	9.06%	6.52%	11.14%	7.53%	5.54%	18.08%	[1]	[1]	[1]	18.08%	[2]	9.70%	[2]	7.69%	[2]	15.90%	12.19%	9.87%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of January 27, 2016.
[2]	The “Blended—MSCI ACWI IMI Timber Select Capped Index (Net)” reflects the performance of the Beacon Global Timber Index, the Fund’s previous underlying index, until May 20, 2016 and the Underlying Index thereafter.